Changes in and Reclassifications From Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes in and Reclassifications From Accumulated Other Comprehensive Income	Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2022 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities, AFS	Net Gain on Cash Flow Hedging Instruments	AOCI
Beginning balance	$(10)	$—	$(10)
OCI before reclassifications	(3,107)	(34)	(3,141)
Amounts reclassified from AOCI	412	—	412
OCI, before tax	(2,695)	(34)	(2,729)
Income tax benefit (expense)	566	7	573
OCI, net of tax	(2,129)	(27)	(2,156)
Ending balance	$(2,139)	$(27)	$(2,166)

Changes in AOCI, Net of Tax for the Period of July 1, 2021 to December 31, 2021 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities, AFS	Net Gain on Cash Flow Hedging Instruments	AOCI
Beginning balance	$—	$—	$—
OCI before reclassifications	(14)	—	(14)
Amounts reclassified from AOCI	2	—	2
OCI, before tax	(12)	—	(12)
Income tax benefit (expense)	2	—	2
OCI, net of tax	(10)	—	(10)
Ending balance	$(10)	$—	$(10)

Changes in AOCI, Net of Tax for the Six Months Ended June 30, 2021 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities, AFS	Net Gain on Cash Flow Hedging Instruments	AOCI
Beginning balance	$1,282	$(1)	$1,281
OCI before reclassifications	(301)	—	(301)
Amounts reclassified from AOCI	(47)	1	(46)
OCI, before tax	(348)	1	(347)
Income tax benefit (expense)	73	—	73
OCI, net of tax	(275)	1	(274)
Ending balance	$1,007	$—	$1,007

Changes in AOCI, Net of Tax for the Year Ended December 31, 2020 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities, AFS	Unrealized Losses on Fixed Maturities, AFS for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	AOCI
Beginning balance	$717	$—	$—	$717
OCI before reclassifications	842	(1)	(1)	840
Amounts reclassified from AOCI	(127)	1	—	(126)
OCI, before tax	715	—	(1)	714
Income tax benefit (expense)	(150)	—	—	(150)
OCI, net of tax	565	—	(1)	564
Ending balance	$1,282	$—	$(1)	$1,281

Reclassification from AOCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020	Affected Line Item on the Consolidated Statements of Operations

Net Unrealized Gain on Fixed Maturities
Available-for-sale securities	$(412)	$(2)	$47	$127	Net realized capital gains (losses)
	(412)	(2)	47	127	Income before income taxes
	(87)	—	10	27	Income tax expense
	$(325)	$(2)	$37	$100	Net income
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded
Fixed maturities, AFS	$—	$—	$—	$(1)	Net realized capital gains (losses)
	—	—	—	(1)	Income before income taxes
	—	—	—	—	Income tax expense
	$—	$—	$—	$(1)	Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$—	Net realized capital gains (losses)
Interest rate swaps	—	—	—	—	Net investment income
Foreign currency swaps	—	—	(1)	—	Net realized capital gains (losses)
	—	—	(1)	—	Income before income taxes
	—	—	—	—	Income tax expense
	$—	$—	$(1)	$—	Net income
Total amounts reclassified from AOCI	$(325)	$(2)	$36	$99	Net income